Significant Accounting Policies (Details)	3 Months Ended					6 Months Ended				12 Months Ended					24 Months Ended
	Jun. 30, 2016 USD ($) State		Mar. 31, 2016 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($) [1]	Jun. 30, 2016 USD ($) State		Jun. 30, 2015 USD ($)		Dec. 31, 2015 USD ($) State	Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)		Dec. 31, 2015 USD ($) State
Property, Plant and Equipment [Line Items]
Maturity of cash and cash equivalents										three months or less
Final maturities of investments										10 years
Average maturity of investments										3 years
Amounts due government agencies	$ 1,238,000,000					$ 1,238,000,000				$ 729,000,000	$ 527,000,000				$ 729,000,000
Premiums receivable	1,000,000					1,000,000				3,000,000	0				3,000,000
Reduction in revenues	(4,359,000,000)	[1]			$ (3,525,000,000)	(8,702,000,000)	[1]	$ (6,696,000,000)	[1]	$ (14,178,000,000)	(9,667,000,000)	[2]	$ (6,589,000,000)	[2]
Maximum period for member risk scores and member pharmacy cost experience after original year of service										2 years
Anticipated Medicare risk adjustment premiums	19,000,000					19,000,000				$ (4,000,000)	8,000,000				(4,000,000)
Payment of Medicaid Expansion medical cost floor liability						509,000,000		298,000,000		202,000,000	470,000,000		28,000,000
Medical administrative costs										398,000,000	263,000,000		153,000,000
Goodwill impairment charges										0	0		0
Concentration of credit risk										605,000,000	321,000,000				$ 605,000,000
Health Plans
Property, Plant and Equipment [Line Items]
Reduction in revenues	$ (4,223,000,000)	[1]			$ (3,477,000,000)	$ (8,424,000,000)	[1]	$ (6,593,000,000)	[1]	$ (13,917,000,000)	(9,449,000,000)	[2]	$ (6,376,000,000)	[2]
Number of States Health Plans segments contracted with (states) | State	11					11				11					11
Medicaid Expansion
Property, Plant and Equipment [Line Items]
Amounts due government agencies	$ 297,000,000					$ 297,000,000				$ 208,000,000					$ 208,000,000
Quality Incentives | Texas
Property, Plant and Equipment [Line Items]
Deferred revenue recognized during period						51,000,000
Deferred revenue for services provided			$ 7,000,000												44,000,000
Medical Premium Liability Due to Agency
Property, Plant and Equipment [Line Items]
Medical premiums liability based on medical cost thresholds	326,000,000					326,000,000				214,000,000					214,000,000
Medical premiums liability based on medical cost thresholds and other										224,000,000	$ 392,000,000				224,000,000
Profit sharing receivable (liability)	1,000,000					$ 1,000,000				10,000,000					10,000,000
Profit sharing liability										$ 10,000,000					$ 10,000,000
Restatement Adjustment
Property, Plant and Equipment [Line Items]
Reduction in revenues	$ (18,000,000)			$ 24,000,000
Minimum
Property, Plant and Equipment [Line Items]
Weighted average amortization period										2 years
Minimum | State health plans with quality incentive programs
Property, Plant and Equipment [Line Items]
Percentage of additional incremental revenue earned						1.00%				1.00%
Minimum | Insurance-related Assessments
Property, Plant and Equipment [Line Items]
Loss contingency, portion not accrued				15,000,000
Maximum
Property, Plant and Equipment [Line Items]
Final maturities of investments										10 years
Average maturity of investments										3 years
Weighted average amortization period										15 years
Maximum | State health plans with quality incentive programs
Property, Plant and Equipment [Line Items]
Percentage of additional incremental revenue earned						3.00%				4.00%
Maximum | Insurance-related Assessments
Property, Plant and Equipment [Line Items]
Loss contingency, portion not accrued				$ 20,000,000
Furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life of property plant and equipment										3 years
Furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life of property plant and equipment										7 years
Software
Property, Plant and Equipment [Line Items]
Useful life of property plant and equipment										3 years
Leasehold Improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful life of property plant and equipment										5 years
Leasehold Improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful life of property plant and equipment										10 years
Building and improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful life of property plant and equipment										31 years 6 months
Building and improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful life of property plant and equipment										40 years

[1]	Total revenue consists primarily of premium revenue for the Health Plans segment, and service revenue for the Molina Medicaid Solutions and Other segments.
[2]	Total revenues consists primarily of premium revenue for the Health Plans segment, and service revenue for the Molina Medicaid Solutions and Other segments.